Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Unrealized net transaction gains (losses) related to remeasurement		$ (1,300)	$ 12,400	$ (34,500)	$ (14,900)	$ 54,000
Foreign currency translation adjustment		(27,708)	$ 33,353	$ (66,047)	(58,251)	$ 141,341
Intercompany Loan
Debt Instrument [Line Items]
Foreign currency translation adjustment		$ 9,300			$ 10,400
Predecessor
Debt Instrument [Line Items]
Unrealized net transaction gains (losses) related to remeasurement	$ 0
Foreign currency translation adjustment	$ 3,835